Investment Strategy	Feb. 04, 2026
Nicholas Gold Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks capital appreciation, with a secondary objective of current income. The Fund’s strategy includes three components:

(i)	Equity Portfolio: holding equity shares of companies that have principal business activities in the exploration, development, mining, refining, or production of gold (“Gold Industry Companies”);

(ii)	Commodities Portfolio: providing direct and/or indirect exposure to the price returns of select U.S.-listed exchange-traded funds (“ETFs”) and/or exchange-traded products (together with ETFs, “Underlying Funds”) that seek exposure to gold; and

(iii)	Options Overlay: generating options premiums through an options portfolio (the “Options Strategies”), which involves using options contracts on the individual holdings of the equity portfolio as well as the Underlying Funds (collectively, the “Underlying Securities”).

The Fund will also hold cash or U.S. Treasuries as collateral to support the Fund’s derivatives transactions.

I.       Equity Portfolio

The Fund’s investment sub-adviser, Nicholas Wealth, LLC (“Nicholas Wealth” or the “Sub-Adviser), selects the Gold Industry Companies in which the Fund invests. In selecting specific Gold Industry Companies for investment, the Sub-Adviser evaluates a potential investment’s price level (its price relative to the Sub-Adviser’s evaluation of its value) and implied volatility (a measure of how much the market believes the price of a stock or other underlying asset will move in the future). The Sub-Adviser also evaluates publicly available data such as quarterly earnings reports, company presentations, commodity production reports, and macro-level factors, including real interest rates, inflation trends, and monetary policy developments that may influence precious metals prices.

The Fund may invest in equity securities of companies that are listed or domiciled in the United States or in foreign markets, including emerging markets, and may include small-, mid, and large- capitalization issuers. The Fund may also invest in depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

II.       Commodities Portfolio

In addition to owning shares of the Underlying Funds directly, the Adviser may determine to establish synthetic long exposure by combining long call options with short put options on the Underlying Funds and/or by purchasing futures contracts. These instruments may be used individually or in combination to seek to replicate approximately 100% of the share price movements of each Underlying Fund.

The Fund may use standardized exchange-traded or FLexible EXchange® (“FLEX”) options, typically with maturities between 1 and 30 days. Futures contracts may be used to obtain exposure to the Underlying Funds or to the markets or asset classes in which the Underlying Funds invest. The use of such derivatives provides indirect exposure to the price movements of the Underlying Funds and may result in gains or losses from changes in the value of the underlying instruments, option premiums received or paid, or futures variation margin.

Underlying Funds may include:

●	an Underlying Fund that invests directly in gold; and

●	an Underlying Fund that invests indirectly in gold through derivatives based on the price of gold.

III.	Options Strategies – Seeking Premiums

Additionally, the Fund employs various options strategies focused on generating net option premiums (i.e., option premiums received, less option premiums paid). These premiums are an important driver of the Fund’s cash distributions. On a recurring basis, the Adviser may use one or more options strategies to seek to generate net premiums, with the level of premiums influenced by market conditions such as volatility.

While selling options may provide premium opportunities, it may also limit potential upside gains or increase downside risk.

The options strategies most frequently used by the Fund include:

●	Synthetic Covered Calls – selling call options while maintaining synthetic long exposure to the one or more holdings within the Fund’s Equity and Commodities Portfolios thereby earning premiums while capping upside potential.

●	Credit Call Spreads – selling call options and purchasing higher-strike call options on one or more holdings within the Fund’s Equity and Commodities Portfolios to earn a net premium while limiting both profit and loss potential.

●	Credit Put Spreads – selling put options and purchasing lower-strike put options on one or more holdings within the Fund’s Equity and Commodities Portfolios to earn a net premium while limiting both downside risk and profit potential.

Depending on market outlook, the Adviser may also employ other options strategies, such as diagonal spreads, calendar spreads, collars, or cash-secured puts. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

The Fund’s options strategies are designed to seek regular generation of option premiums, which form the basis for the Fund’s cash distributions. However, there is no guarantee that the Fund will achieve or maintain any specific level of premiums or distributions.

Distributions paid by the Fund may include amounts classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than income or profits generated by the Fund. To the extent that distributions exceed the Fund’s total returns, such payments will reduce the Fund’s net asset value (“NAV”). Over time, a declining NAV will reduce the dollar amount of future distributions. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Cayman Subsidiary

The Fund intends to gain exposure to Underlying Funds, options on Underlying Funds, and futures contracts, either directly or indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s investments. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in options contracts.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (i) the equity securities of Gold Industry Companies, (ii) options contracts on Gold Industry Companies, (iii) Underlying Funds, and (iv) options contracts and futures contracts on Underlying Funds.

For purposes of the foregoing, the Fund defines a “Gold Industry Companies” as a company that derives 50% or more of its revenue, from, or have 50% or more of their assets invested in, one or more of the following activities: the exploration, mining, extraction, processing, refining, production, or distribution of gold or gold-related products; the holding of physical gold bullion; or the provision of services, equipment, or financing to companies engaged in such activities.

It is anticipated that the Fund’s assets will be allocated to each strategy approximately as follows:

●	Equity Portfolio – between 25% and 75%

●	Commodities Portfolio – between 25% and 50%

●	Options Overlay – between 25% and 50%

The Fund expects to make cash distributions on a weekly basis. The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s strategy is expected to have a high annual portfolio turnover rate.

The Fund will have economic exposure that is concentrated to the industry or group of industries assigned to Gold Industry Companies.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (i) the equity securities of Gold Industry Companies, (ii) options contracts on Gold Industry Companies, (iii) Underlying Funds, and (iv) options contracts and futures contracts on Underlying Funds.
Nicholas Silver Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks capital appreciation, with a secondary objective of current income. The Fund’s strategy includes three components:

(i)	Equity Portfolio: holding equity shares of companies that have principal business activities in the exploration, development, mining, refining, or production of silver (“Silver Industry Companies”);

(ii)	Commodities Portfolio: providing direct and/or indirect exposure to the price returns of select U.S.-listed exchange-traded funds (“ETFs”) and/or exchange-traded products (together with ETFs, “Underlying Funds”) that seek exposure to silver; and

(iii)	Options Overlay: generating options premiums through an options portfolio (the “Options Strategies”), which involves using options contracts on the individual holdings of the equity portfolio as well as the Underlying Funds (collectively, the “Underlying Securities”).

The Fund will also hold cash or U.S. Treasuries as collateral to support the Fund’s derivatives transactions.

III.       Equity Portfolio

The Fund’s investment sub-adviser, Nicholas Wealth, LLC (“Nicholas Wealth” or the “Sub-Adviser), selects the Silver Industry Companies in which the Fund invests. In selecting specific Silver Industry Companies for investment, the Sub-Adviser evaluates a potential investment’s price level (its price relative to the Sub-Adviser’s evaluation of its value) and implied volatility (a measure of how much the market believes the price of a stock or other underlying asset will move in the future). The Sub-Adviser also evaluates publicly available data such as quarterly earnings reports, company presentations, commodity production reports, and macro-level factors, including real interest rates, inflation trends, and monetary policy developments that may influence precious metals prices.

The Fund may invest in equity securities of companies that are listed or domiciled in the United States or in foreign markets, including emerging markets, and may include small-, mid, and large-capitalization issuers. The Fund may also invest in depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

IV.       Commodities Portfolio

In addition to owning shares of the Underlying Funds directly, the Adviser may determine to establish synthetic long exposure by combining long call options with short put options on the Underlying Funds and/or by purchasing futures contracts. These instruments may be used individually or in combination to seek to replicate approximately 100% of the share price movements of each Underlying Fund.

The Fund may use standardized exchange-traded or FLexible EXchange® (“FLEX”) options, typically with maturities between 1 and 30 days. Futures contracts may be used to obtain exposure to the Underlying Funds or to the markets or asset classes in which the Underlying Funds invest. The use of such derivatives provides indirect exposure to the price movements of the Underlying Funds and may result in gains or losses from changes in the value of the underlying instruments, option premiums received or paid, or futures variation margin.

Underlying Funds may include:

●	an Underlying Fund that invests directly in silver; and
●	an Underlying Fund that invests indirectly in silver through derivatives based on the price of silver.

III.       Options Strategies – Seeking Premiums

Additionally, the Fund employs various options strategies focused on generating net option premiums (i.e., option premiums received, less option premiums paid). These premiums are an important driver of the Fund’s cash distributions. On a recurring basis, the Adviser may use one or more options strategies to seek to generate net premiums, with the level of premiums influenced by market conditions such as volatility.

While selling options may provide premium opportunities, it may also limit potential upside gains or increase downside risk.

The options strategies most frequently used by the Fund include:

●	Synthetic Covered Calls – selling call options while maintaining synthetic long exposure to the one or more holdings within the Fund’s Equity and Commodities Portfolios thereby earning premiums while capping upside potential.
●	Credit Call Spreads – selling call options and purchasing higher-strike call options on one or more holdings within the Fund’s Equity and Commodities Portfolios to earn a net premium while limiting both profit and loss potential.
●	Credit Put Spreads – selling put options and purchasing lower-strike put options on one or more holdings within the Fund’s Equity and Commodities Portfolios to earn a net premium while limiting both downside risk and profit potential.

Depending on market outlook, the Adviser may also employ other options strategies, such as diagonal spreads, calendar spreads, collars, or cash-secured puts. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

The Fund’s options strategies are designed to seek regular generation of option premiums, which form the basis for the Fund’s cash distributions. However, there is no guarantee that the Fund will achieve or maintain any specific level of premiums or distributions.

Distributions paid by the Fund may include amounts classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than income or profits generated by the Fund. To the extent that distributions exceed the Fund’s total returns, such payments will reduce the Fund’s net asset value (“NAV”). Over time, a declining NAV will reduce the dollar amount of future distributions. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Cayman Subsidiary

The Fund intends to gain exposure to Underlying Funds, options on Underlying Funds, and futures contracts, either directly or indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s investments. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in options contracts.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (i) the equity securities of Silver Industry Companies, (ii) options contracts on Silver Industry Companies, (iii) Underlying Funds, and (iv) options contracts and futures contracts on Underlying Funds.

For purposes of the foregoing, the Fund defines a “Silver Industry Companies” as a company that derives 50% or more of its revenue, from, or have 50% or more of their assets invested in, one or more of the following activities: the exploration, mining, extraction, processing, refining, production, or distribution of silver or silver-related products; the holding of physical silver bullion; or the provision of services, equipment, or financing to companies engaged in such activities.

It is anticipated that the Fund’s assets will be allocated to each strategy approximately as follows:

●	Equity Portfolio – between 25% and 75%

●	Commodities Portfolio – between 25% and 50%

●	Options Overlay – between 25% and 50%

The Fund expects to make cash distributions on a weekly basis. The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s strategy is expected to have a high annual portfolio turnover rate.

The Fund will have economic exposure that is concentrated to the industry or group of industries assigned to Silver Industry Companies.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (i) the equity securities of Silver Industry Companies, (ii) options contracts on Silver Industry Companies, (iii) Underlying Funds, and (iv) options contracts and futures contracts on Underlying Funds.
Nicholas Nuclear Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks capital appreciation, with a secondary objective of current income. The Fund’s strategy includes three components:

(i)	Equity Portfolio: holding equity shares of companies that have business activities in the production of nuclear energy, uranium exploration and mining, nuclear fuel processing and enrichment, reactor technology development, engineering and construction of nuclear power facilities, and waste management and safety technologies (“Nuclear Industry Companies”);

(ii)	Commodities Portfolio: providing direct and/or indirect exposure to the price returns of select U.S.-listed exchange-traded funds (“ETFs”) and/or exchange-traded products (together with ETFs, “Underlying Funds”) that seek exposure to Uranium (the critical mineral used in nuclear energy production); and

(iii)	Options Overlay: generating options premiums through an options portfolio (the “Options Strategies”), which involves using options contracts on the individual holdings of the equity portfolio as well as the Underlying Funds (collectively, the “Underlying Securities”).

The Fund will also hold cash or U.S. Treasuries as collateral to support the Fund’s derivatives transactions.

V.	Equity Portfolio

The Fund’s investment sub-adviser, Nicholas Wealth, LLC (“Nicholas Wealth” or the “Sub-Adviser), selects the Nuclear Industry Companies in which the Fund invests. In selecting specific Nuclear Industry Companies for investment, the Sub-Adviser evaluates a potential investment’s price level (its price relative to the Sub-Adviser’s evaluation of its value) and implied volatility (a measure of how much the market believes the price of a stock or other underlying asset will move in the future). The Sub-Adviser also evaluates publicly available data such as quarterly earnings reports, company presentations, commodity production reports, and macro-level factors, including real interest rates, inflation trends, and monetary policy developments that may influence the value of Nuclear Industry Companies.

The Fund may invest in equity securities of companies that are listed or domiciled in the United States or in foreign markets, including emerging markets, and may include small-, mid, and large-capitalization issuers. The Fund may also invest in depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

VI.	Commodities Portfolio

In addition to owning shares of the Underlying Funds directly, the Adviser may determine to establish synthetic long exposure by combining long call options with short put options on the Underlying Funds and/or by purchasing futures contracts. These instruments may be used individually or in combination to seek to replicate approximately 100% of the share price movements of each Underlying Fund.

The Fund may use standardized exchange-traded or FLexible EXchange® (“FLEX”) options, typically with maturities between 1 and 30 days. Futures contracts may be used to obtain exposure to the Underlying Funds or to the markets or asset classes in which the Underlying Funds invest. The use of such derivatives provides indirect exposure to the price movements of the Underlying Funds and may result in gains or losses from changes in the value of the underlying instruments, option premiums received or paid, or futures variation margin.

Underlying Funds may include:

●	an Underlying Fund that invests directly in Uranium; and

●	an Underlying Fund that invests indirectly in Uranium through derivatives based on the price of Uranium.

III.       Options Strategies – Seeking Premiums

Additionally, the Fund employs various options strategies focused on generating net option premiums (i.e., option premiums received, less option premiums paid). These premiums are an important driver of the Fund’s cash distributions. On a recurring basis, the Adviser may use one or more options strategies to seek to generate net premiums, with the level of premiums influenced by market conditions such as volatility.

While selling options may provide premium opportunities, it may also limit potential upside gains or increase downside risk.

The options strategies most frequently used by the Fund include:

●	Synthetic Covered Calls – selling call options while maintaining synthetic long exposure to the one or more holdings within the Fund’s Equity and Commodities Portfolios thereby earning premiums while capping upside potential.

●	Credit Call Spreads – selling call options and purchasing higher-strike call options on one or more holdings within the Fund’s Equity and Commodities Portfolios to earn a net premium while limiting both profit and loss potential.

●	Credit Put Spreads – selling put options and purchasing lower-strike put options on one or more holdings within the Fund’s Equity and Commodities Portfolios to earn a net premium while limiting both downside risk and profit potential.

Depending on market outlook, the Adviser may also employ other options strategies, such as diagonal spreads, calendar spreads, collars, or cash-secured puts. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

The Fund’s options strategies are designed to seek regular generation of option premiums, which form the basis for the Fund’s cash distributions. However, there is no guarantee that the Fund will achieve or maintain any specific level of premiums or distributions.

Distributions paid by the Fund may include amounts classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than income or profits generated by the Fund. To the extent that distributions exceed the Fund’s total returns, such payments will reduce the Fund’s net asset value (“NAV”). Over time, a declining NAV will reduce the dollar amount of future distributions. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Cayman Subsidiary

The Fund intends to gain exposure to Underlying Funds, options on Underlying Funds, and futures contracts, either directly or indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s investments. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in options contracts.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (i) the equity securities of Nuclear Industry Companies, (ii) options contracts on Nuclear Industry Companies, (iii) Underlying Funds, and (iv) options contracts and futures contracts on Underlying Funds.

For purposes of the foregoing, the Fund defines a “Nuclear Industry Companies” as companies that derive 50% or more of their revenues, or have 50% or more of their assets, related to one or more of the following activities: the exploration, mining, extraction, processing, or enrichment of uranium or other nuclear fuels; the generation of electricity using nuclear energy; or the design, manufacture, construction, or servicing of nuclear reactors, components, or related technologies.

It is anticipated that the Fund’s assets will be allocated to each strategy approximately as follows:

●	Equity Portfolio – between 25% and 75%

●	Commodities Portfolio – between 25% and 50%

●	Options Overlay – between 25% and 50%

The Fund expects to make cash distributions a weekly basis. The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s strategy is expected to have a high annual portfolio turnover rate.

The Fund will have economic exposure that is concentrated to the industry or group of industries assigned to Nuclear Industry Companies.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (i) the equity securities of Nuclear Industry Companies, (ii) options contracts on Nuclear Industry Companies, (iii) Underlying Funds, and (iv) options contracts and futures contracts on Underlying Funds.
Nicholas Defense and Rare Earth Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily seeks capital appreciation, with a secondary objective of current income. The Fund’s strategy includes three components:

(i)	Equity Portfolio: holding equity shares of companies engaged in national defense, aerospace, intelligence, weapons systems, cybersecurity, defense electronics, and other defense technology applications, as well as companies involved in the producing, refining, and recycling of rare earth and strategic metals and minerals (“Defense and Rare Earth Companies”);

(ii)	Commodities Portfolio: providing direct and/or indirect exposure to the price returns of select U.S.-listed exchange-traded funds (“ETFs”) and/or exchange-traded products (together with ETFs, “Underlying Funds”) that seek exposure to strategic metals and minerals, including Aluminum, Copper, Uranium, Lithium, Cobalt , Steel, and Platinum; and

(iii)	Options Overlay: generating options premiums through an options portfolio (the “Options Strategies”), which involves using options contracts on the individual holdings of the equity portfolio as well as the Underlying Funds (collectively, the “Underlying Securities”).

The Fund will also hold cash or U.S. Treasuries as collateral to support the Fund’s derivatives transactions.

VII.	Equity Portfolio

The Fund’s investment sub-adviser, Nicholas Wealth, LLC (“Nicholas Wealth” or the “Sub-Adviser), selects the Defense and Rare Earth Companies in which the Fund invests. In selecting specific Defense and Rare Earth Companies for investment, the Sub-Adviser evaluates a potential investment’s price level (its price relative to the Sub-Adviser’s evaluation of its value) and implied volatility (a measure of how much the market believes the price of a stock or other underlying asset will move in the future). The Sub-Adviser also evaluates publicly available data such as quarterly earnings reports, company presentations, commodity production reports, and macro-level factors, including real interest rates, inflation trends, and monetary policy developments that may influence the value of Defense and Rare Earth Companies.

The Fund may invest in equity securities of companies that are listed or domiciled in the United States or in foreign markets, including emerging markets, and may include small-, mid, and large- capitalization issuers. The Fund may also invest in depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

VIII.	Commodities Portfolio

In addition to owning shares of the Underlying Funds directly, the Adviser may determine to establish synthetic long exposure by combining long call options with short put options on the Underlying Funds and/or by purchasing futures contracts. These instruments may be used individually or in combination to seek to replicate approximately 100% of the share price movements of each Underlying Fund.

The Fund may use standardized exchange-traded or FLexible EXchange® (“FLEX”) options, typically with maturities between 1 and 30 days. Futures contracts may be used to obtain exposure to the Underlying Funds or to the markets or asset classes in which the Underlying Funds invest. The use of such derivatives provides indirect exposure to the price movements of the Underlying Funds and may result in gains or losses from changes in the value of the underlying instruments, option premiums received or paid, or futures variation margin.

Underlying Funds may include:

●	an Underlying Fund that invests directly in strategic metals and/or minerals; and

●	an Underlying Fund that invests indirectly in strategic metals and/or minerals through derivatives based on the price of those strategic metals and/or minerals.

III.	Options Strategies – Seeking Premiums

Additionally, the Fund employs various options strategies focused on generating net option premiums (i.e., option premiums received, less option premiums paid). These premiums are an important driver of the Fund’s cash distributions. On a recurring basis, the Adviser may use one or more options strategies to seek to generate net premiums, with the level of premiums influenced by market conditions such as volatility.

While selling options may provide premium opportunities, it may also limit potential upside gains or increase downside risk.

The options strategies most frequently used by the Fund include:

●	Synthetic Covered Calls – selling call options while maintaining synthetic long exposure to the one or more holdings within the Fund’s Equity and Commodities Portfolios thereby earning premiums while capping upside potential.

●	Credit Call Spreads – selling call options and purchasing higher-strike call options on one or more holdings within the Fund’s Equity and Commodities Portfolios to earn a net premium while limiting both profit and loss potential.

●	Credit Put Spreads – selling put options and purchasing lower-strike put options on one or more holdings within the Fund’s Equity and Commodities Portfolios to earn a net premium while limiting both downside risk and profit potential.

Depending on market outlook, the Adviser may also employ other options strategies, such as diagonal spreads, calendar spreads, collars, or cash-secured puts. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

The Fund’s options strategies are designed to seek regular generation of option premiums, which form the basis for the Fund’s cash distributions. However, there is no guarantee that the Fund will achieve or maintain any specific level of premiums or distributions.

Distributions paid by the Fund may include amounts classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than income or profits generated by the Fund. To the extent that distributions exceed the Fund’s total returns, such payments will reduce the Fund’s net asset value (“NAV”). Over time, a declining NAV will reduce the dollar amount of future distributions. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

Cayman Subsidiary

The Fund intends to gain exposure to Underlying Funds, options on Underlying Funds, and futures contracts, either directly or indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s investments. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a regulated investment company (RIC) under the Internal Revenue Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in options contracts.

Other Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (i) the equity securities of Defense and Rare Earth Companies, (ii) options contracts on Defense and Rare Earth Companies, (iii) Underlying Funds, and (iv) options contracts and futures contracts on Underlying Funds.

For purposes of the foregoing, the Fund defines a “Defense Company” as a company that derives 50% or more of its revenue from one or more of the following activities: the development, manufacture, distribution, or provision of products, technologies, or services used in defense, aerospace, intelligence, or national security applications. These activities may include, but are not limited to, the production of military aircraft, vehicles, ships, missiles, weapons systems, electronic defense equipment, cybersecurity and surveillance technologies, space and satellite systems, and defense-related components or materials, as well as the provision of support, logistics, or engineering services to defense agencies, armed forces, or prime contractors engaged in such activities.. The Fund defines “Rare Earth Industry Companies” as companies that derive 50% or more of their revenues, or have 50% or more of their assets, related to one or more of the following activities: the exploration, mining, extraction, processing, refining, recycling, or distribution of rare earth elements or other critical minerals used in advanced manufacturing, clean energy technologies, or defense applications.

It is anticipated that the Fund’s assets will be allocated to each strategy approximately as follows:

●	Equity Portfolio – between 25% and 75%

●	Commodities Portfolio – between 25% and 50%

●	Options Overlay – between 25% and 50%

The Fund expects to make cash distributions on a weekly basis. The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s strategy is expected to have a high annual portfolio turnover rate.

The Fund will have economic exposure that is concentrated to the industry or group of industries assigned to Defense and Rare Earth Companies.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in (i) the equity securities of Defense and Rare Earth Companies, (ii) options contracts on Defense and Rare Earth Companies, (iii) Underlying Funds, and (iv) options contracts and futures contracts on Underlying Funds.